Stockholders' Equity	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Stockholders' Equity

(6) Stockholders’ equity

Under its Amended and Restated Articles of Incorporation dated June 3, 2019, the Company had a total of 47,098,788 shares of capital stock authorized for issuance, consisting of 26,750,000 shares of common stock, par value of $0.0001 per share, and 20,348,788 shares of convertible preferred stock, par value of $0.0001 per share. Shares of authorized convertible preferred stock are designated as 3,862,500 shares of Series A convertible preferred stock, 6,750,000 shares of Series B convertible preferred stock, 4,448,788 shares of Series C convertible preferred stock and 5,287,500 shares of Series D convertible preferred stock.

(a) Series A convertible preferred stock

In 2014 and 2015, the Company issued 3,862,500 shares of Series A convertible preferred stock in a private offering in exchange for net proceeds of $15.4 million. The purchase price for the Series A convertible preferred stock was $4.00 per share.

(b) Series B convertible preferred stock

In 2015 and 2016, the Company issued 6,749,999 shares of Series B convertible preferred stock in a private offering in exchange for net proceeds of $53.9 million. The purchase price for the Series B convertible preferred stock was $8.00 per share.

(c) Series C convertible preferred stock

In 2018 and 2019, the Company issued 4,448,780 shares of Series C convertible preferred stock in a private offering in exchange for net proceeds of $53.2 million. The purchase price for the Series C convertible preferred stock was $12.00 per share.

(d) Series D convertible preferred stock

In 2019, the Company issued 4,217,327 shares of Series D convertible preferred stock in a private offering for net proceeds of $55.5 million. The purchase price for the Series D convertible stock was $13.20 per share.

(e) Common stock

As of December 31, 2018 and 2019, of the authorized 20,250,000 and 26,750,000 shares of common stock, 1,802,134 and 1,984,222 shares were issued and outstanding, respectively. The fair value of the Company’s common stock was $1.60 and $9.16 as of December 31, 2018, and 2019, respectively, and was determined in part on third-party valuations.

The voting, dividend, and liquidation rights of the holders of the common stock are subject to, and qualified by, the rights, powers, and preferences of the holders of the convertible preferred stock. The holders of the common stock are entitled to one vote for each share of common stock held at all meetings of stockholders.

Common stock reserved for future issuance consisted of the following:

	Year ended December 31,
	2018	2019
Convertible preferred stock	13,789,770	19,278,606
Common stock options granted and outstanding	1,854,886	2,683,441
Common stock reserved for future option grants	271,490	203,696

Total common stock reserved for future issuance	15,916,146	22,165,743

The Series A, Series B, Series C and Series D convertible preferred stock has been classified as temporary equity in the accompanying balance sheets given that a majority of the Company’s Board of Directors seats are held by convertible preferred stock holders and could cause certain events to occur that are outside of the Company’s control whereby the Company could be obligated to redeem the convertible preferred stock. The Company has not adjusted the carrying values of the convertible preferred stock to the respective liquidation preferences of such shares as the instruments are currently not redeemable and the Company believes it is not probable that the instruments will become redeemable at this point in time. Adjustments to increase the carrying values to the respective liquidation preferences will be made if and when it becomes probable that an event would occur obligating the Company to pay such amounts.

The Company’s convertible preferred stock has the following characteristics:

(1) Dividends

Holders of the Series A, Series B, Series C and Series D convertible preferred stock, in preference to any distributions to the holders of common stock, shall be entitled to receive dividends at an annual rate of $0.32 per share for the Series A convertible preferred stock holders, $0.64 per share for the Series B convertible preferred stock holders, $0.96 per share for the Series C convertible preferred stock and $1.056 per share for the Series D convertible preferred stock holders. Such dividends shall be payable only when and if declared by the Company’s Board of Directors and shall not be cumulative.

No such dividends have been declared or paid through December 31, 2019.

(2) Liquidation

The holders of the Series A, Series B, Series C and Series D convertible preferred stock are entitled to receive liquidation preferences at the Series A, Series B, Series C and Series D original issue prices of $4.00, $8.00, $12.00, and $13.20, respectively, plus all accrued and declared but unpaid dividends. Liquidation payments to the holders of the Series A, Series B, Series C and Series D convertible preferred stock have priority and are made in preference to any payments to the holders of common stock.

After full payment of the liquidation preference to the holders of the Series A, Series B, Series C and Series D convertible preferred stock, the remaining assets, if any, will be distributed ratably to the holders of the common stock.

(3) Conversion rights

The shares of Series A, Series B, Series C and Series D convertible preferred stock are convertible into an equal number of shares of common stock, at the option of the holder, subject to certain anti-dilution adjustments. The conversion rate for the convertible preferred stock is determined by dividing the original issue price, as adjusted for stock splits, by the conversion price. The conversion price is initially the original issue prices, but is subject to adjustment for dividends, stock splits, and other distributions. The conversion rate at December 31, 2019 for the Series A, Series B, Series C and Series D convertible preferred stock is 1:1.

Each share of Series A, Series B, Series C and Series D convertible preferred stock are automatically converted into common stock at the then effective conversion rate (a) at any time upon the affirmative election of the holders of at least a majority of the outstanding shares of the Series A, Series B, Series C and Series D convertible preferred stock or (b) immediately upon the closing of a firmly underwritten public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended, covering the offer and sale of common stock for the account of the Company in which (i) the public offering price represents a pre-money valuation of at least $310.0 million and (ii) the gross cash proceeds to the Company are at least $40.0 million.

(4) Redemption rights

The holders of Series A, Series B, Series C and Series D convertible preferred stock do not have any redemption rights.

(5) Voting

The holder of each share of Series A, Series B, Series C and Series D convertible preferred stock are entitled to one vote for each share of common stock into which it would convert and to vote as one class with the common stockholders on all matters.